CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Revenue	$ 10,153,044	$ 7,880,865	$ 32,199,528	$ 19,812,199
Cost of Goods Sold	6,028,197	4,491,213	19,252,768	11,687,017
Gross Profit	4,124,847	3,389,652	12,946,760	8,125,182
Operating expenses
Sales and marketing expenses	4,472,460	3,136,990	13,009,384	7,211,399
General and administrative	4,379,271	1,085,567	7,420,078	6,425,069
Depreciation	233,940	114,073	580,669	418,777
Total operating expenses	9,085,671	4,336,630	21,010,131	14,055,245
Total operating loss	(4,960,824)	(946,978)	(8,063,371)	(5,930,063)
Other income (expense)
Interest expense	(95,364)	(143,606)	(554,482)	(465,336)
Amortization of debt discount				(295,000)
Change in derivative liability			288	3,119
Total other income (expense)	(95,364)	(143,606)	(554,194)	(757,217)
Net loss	$ (5,056,188)	$ (1,090,584)	$ (8,617,565)	$ (6,687,280)
LOSS PER SHARE (Basic and Diluted) (in dollars per share)	$ (0.12)	$ (0.04)	$ (0.27)	$ (0.32)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic and Diluted) (in shares)	40,849,600	27,739,496	31,932,168	20,643,082